Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of intangible assets
			As of December 31, 2021
	Average remaining useful	Net opening balance as of January 1, 2021	Gross balance	Accumulated amortization	Net balance
	life	MCh$	MCh$	MCh$	MCh$

Licenses		-	-	-	-
Software development	2	82,537	294,745	(199,334)	95,411
Total		82,537	294,745	(199,334)	95,411

			As of December 31, 2020
	Average remaining useful	Net opening balance as of January 1, 2020	Gross balance	Accumulated amortization	Net balance
	life	MCh$	MCh$	MCh$	MCh$

Licenses	-	-	35,997	(35,997)	-
Software development	2	73,389	248,537	(166,000)	82,537
Total		73,389	284,534	(201,997)	82,537

Schedule of changes in the value of intangible assets
Gross balances	Software development	Total
	MCh$	MCh$

Balances as of January 1, 2021	284,534	284,534
Acquisitions	47,487	47,487
Disposals and impairment	(37,276)	(37,276)
Other	-	-
Balances as of December 31, 2021	294,745	294,745

Balances as of January 1, 2020	250,002	250,002
Acquisitions	35,170	35,170
Disposals and impairment	(638)	(638)
Other	-	-
Balances as of December 31, 2020	284,534	284,534

Accumulated amortization	Software development	Total
	MCh$	MCh$

Balances as of January 1, 2021	(201,997)	(201,997)
Year’s amortization	(32,252)	(32,252)
Other changes	34,915	34,915
Balances as of December 31, 2021	(199,334)	(199,334)

Balances as of January 1, 2020	(176,613)	(176,613)
Year’s amortization	(25,384)	(25,384)
Other changes	-	-
Balances as of December 31, 2020	(201,997)	201,997